Stock Based Compensation - Schedule of Restricted Stock Unit Activity (Details) - $ / shares	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Restricted Stock Unit Activity
Restricted stock outstanding at beginning of period	558,412	1,114,615	1,114,615	346,669	0
Granted				801,690	357,986
Forfeited	(39,364)	(482,243)	(556,203)	(33,744)	(11,317)
Restricted stock outstanding at end of period	519,048	632,372	558,412	1,114,615	346,669
Weighted-Average Grant-Date Fair Value
Weighted-average grant-date fair value at beginning of period	$ 24.04	$ 32.44	$ 32.44	$ 4.18	$ 0
Granted				41.66	4.18
Forfeited	33.28	38.91	38.23	4.18	4.18
Weighted-average grant-date fair value at end of period	$ 23.34	$ 25.18	$ 24.04	$ 32.44	$ 4.18